5. New standards and interpretations (Details)	12 Months Ended
Dec. 31, 2020
Interest Rate Benchmark Reform [member]
DisclosureNewStandardsAndInterpretationsLineItems [Line Items]
Standard	Interest Rate Benchmark Reform (Phase 2) – Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
Description	The amendments relates to the interest rate benchmark reform and transition to IBOR recommended by the Financial Stability Board (FSB), which establishes new requirements relating to the basis for determining the contractual cash flows of financial assets and liabilities measured at amortized cost under the scope of IFRS 9; lease liabilities; hedge accounting; and disclosures.
Effective on	Jan. 01, 2021
Annual Improvements to IFRS Standards 2018-2020 [member]
DisclosureNewStandardsAndInterpretationsLineItems [Line Items]
Standard	Annual Improvements to IFRS Standards 2018–2020.
Description	The amendments change requirements related to: (i) simplifying the application of IFRS 1 by a subsidiary that becomes a first-time adopter of IFRS after its parent company has already adopted IFRS; (ii) clarifying the fees a company includes in assessing the terms of a new or modified financial liability in order to determine whether to derecognize a financial liability (IFRS 9); and (iii) aligning the fair value measurement requirements in IAS 41 with those in other IFRS Standards. Additionally, the amendments change an illustrative example accompanying IFRS 16 regarding lease incentives.
Effective on	Jan. 01, 2022
Amendments to IFRS 3 [member]
DisclosureNewStandardsAndInterpretationsLineItems [Line Items]
Standard	Reference to the Conceptual Framework - Amendments to IFRS 3
Description	The amendments (i) update a certain reference in IFRS 3 to the most recent conceptual framework and (ii) include additional requirements related to obligations under the scope of IAS 37 - Provisions, Contingent Liabilities and Contingent Assets and IFRIC 21 - Levies. In addition, the amendments provide that the buyer should not recognize contingent assets acquired in a business combination.
Effective on	Jan. 01, 2022
Amendments to IAS 37 [member]
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Standard	Onerous Contracts - Cost of Fulfilling a Contract - Amendments to IAS 37
Description	The amendments specify which costs an entity includes in determining the cost of fulfilling a contract in assessing whether the contract is onerous.
Effective on	Jan. 01, 2022
Amendments to IAS 16 [member]
DisclosureNewStandardsAndInterpretationsLineItems [Line Items]
Standard	Property, Plant and Equipment: Proceeds before Intended Use - Amendments to IAS 16
Description	The amendments prohibit a company from deducting plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use from the cost of property. Instead, a company will recognize such sales proceeds and related cost in profit or loss.
Effective on	Jan. 01, 2022
Amendments to IAS 1 [member]
DisclosureNewStandardsAndInterpretationsLineItems [Line Items]
Standard	Classification of Liabilities as Current or Non-current - Amendments to IAS 1
Description	The amendments establish requirements for the classification of a liability as current or non-current.
Effective on	Jan. 01, 2023
IFRS 17 - Insurance Contracts [member]
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Standard	IFRS 17 – Insurance Contracts (and Amendments)
Description	IFRS 4 – Insurance Contracts will be superseded by IFRS 17, which stablishes the requirements to be applied in the recognition and disclosure of insurance and reinsurance contracts.
Effective on	Jan. 01, 2023